LOAN FROM THIRD PARTIES - Credit facility agreement (Details)		12 Months Ended
	Oct. 21, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Oct. 21, 2019 USD ($)
Beijing Baosheng
Line of Credit Facility [Line Items]
Equity interest held	5.00%			5.00%
Credit facility agreement | Kashi Baosheng | Guangzhou Yihui Commercial Factoring Co., Ltd
Line of Credit Facility [Line Items]
Maximum borrowing capacity	¥ 14,000,000			$ 2,009,185
Proceeds from credit facility		¥ 14,000,000	$ 2,009,185
Credit facility agreement | Kashi Baosheng | Guangzhou Yihui Commercial Factoring Co., Ltd | Loans with fixed interest rate of 9.7%
Line of Credit Facility [Line Items]
Maximum borrowing capacity	¥ 6,000,000			861,079
Fixed interest rate	9.70%
Credit facility agreement | Kashi Baosheng | Guangzhou Yihui Commercial Factoring Co., Ltd | Loans with fixed interest rate of 10%
Line of Credit Facility [Line Items]
Maximum borrowing capacity	¥ 8,000,000			$ 1,148,106
Fixed interest rate	10.00%